Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Capital	Reserves	Accumulated other comprehensive income	Retained earnings from previous periods and income (loss) for the period	Total	Non-controlling interests	Total
Balance at Dec. 31, 2019	$ 2,418,833	$ 954,470	$ (44,101)	$ 576,558	$ 3,905,760	$ 1	$ 3,905,761
Dividends distributed and paid				(350,538)	(350,538)	(1)	(350,539)
Other retention (release) earnings		10,736		(10,736)
Defined benefit plans adjustment		(66)			(66)		(66)
Application of provision for payment of common stock dividends				177,902	177,902		177,902
Provision for payment of common stock dividends				(138,932)	(138,932)		(138,932)
Subtotal: transactions with owners during the year		10,670		(322,304)	(311,634)	(1)	(311,635)
Income for the year				401,629	401,629	1	401,630
Other comprehensive income for the year			1,325		1,325		1,325
Subtotal: Comprehensive income for the year			1,325	401,629	402,954	1	402,955
Balance at Dec. 31, 2020	2,418,833	965,140	(42,776)	655,883	3,997,080	1	3,997,081
Dividends distributed and paid				(220,271)	(220,271)	(1)	(220,272)
Other retention (release) earnings		(61,479)		61,479
Defined benefit plans adjustment		398			398		398
Application of provision for payment of common stock dividends				138,932	138,932		138,932
Provision for payment of common stock dividends				(237,877)	(237,877)		(237,877)
Subtotal: transactions with owners during the year		(61,081)		(257,737)	(318,818)	(1)	(318,819)
Income for the year				1,056,316	1,056,316	1	1,056,317
Other comprehensive income for the year			84,393		84,393		84,393
Subtotal: Comprehensive income for the year			84,393	1,056,316	1,140,709	1	1,140,710
Balance at Dec. 31, 2021	2,418,833	904,059	41,617	1,454,462	4,818,971	1	4,818,972
Dividends distributed and paid				(539,827)	(539,827)	(1)	(539,828)
Other retention (release) earnings		265,646		(265,646)
Application of provision for payment of common stock dividends				237,877	237,877		237,877
Provision for payment of common stock dividends				(422,830)	(422,830)		(422,830)
Subtotal: transactions with owners during the year		265,646		(990,426)	(724,780)	(1)	(724,781)
Income for the year				1,445,799	1,445,799	2	1,445,801
Other reclassifications		2,491	(2,491)
Other comprehensive income for the year			(108,555)		(108,555)		(108,555)
Subtotal: Comprehensive income for the year		2,491	(111,046)	1,445,799	1,337,244	2	1,337,246
Balance at Dec. 31, 2022	$ 2,418,833	$ 1,172,196	$ (69,429)	$ 1,909,835	$ 5,431,435	$ 2	$ 5,431,437